UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23004

Winton Series Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

C/O SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-330-9999

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.  Schedule of Investments

Winton Series Trust	Winton Global Equity Portfolio
January 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.5%
	Shares	Value $
AUSTRALIA — 3.2%
Qantas Airways Ltd	18,979	52,930
Telstra Corp Ltd	201,868	814,310
TPG Telecom Ltd	7,803	55,928

Total Australia		923,168

BELGIUM — 2.3%
Delhaize Group	6,354	664,852

Total Belgium		664,852

CANADA — 4.4%
Bank of Montreal	3,126	167,090
Bank of Nova Scotia	8,725	355,820
Brookfield Asset Management, Cl A	2,937	88,261
Canadian Imperial Bank of Commerce	3,266	211,753
Loblaw	192	8,976
Magna International	11,331	391,885
Metro, Cl A	342	10,064
Shaw Communications, Cl B	2,002	34,499

Total Canada		1,268,348

CHINA — 1.5%
China Construction Bank	345,887	213,569
Industrial & Commercial Bank of China	409,720	215,390

Total China		428,959

DENMARK — 3.1%
Vestas Wind Systems	13,732	893,825

Total Denmark		893,825

Cl — Class

Winton Series Trust	Winton Global Equity Portfolio
January 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCK — continued

	Shares	Value $
FINLAND — 1.9%
Nokian Renkaat	11,512	389,362
UPM-Kymmene	8,929	144,614

Total Finland		533,976

FRANCE — 7.4%
Christian Dior	1,488	251,394
Cie Generale des Etablissements Michelin	3,807	347,340
Peugeot *	40,244	595,795
Publicis Groupe SA	1,606	96,419
Renault	4,427	375,202
Valeo	3,217	417,508
Vivendi	1,680	36,647

Total France		2,120,305

HONG KONG — 2.0%
Cheung Kong Infrastructure Holdings Ltd	3,000	28,188
China Mobile	21,780	243,046
Kerry Properties	25,306	58,437
PCCW	211,640	126,724
Power Assets Holdings	8,839	80,713
Wheelock & Co Ltd	9,709	37,171

Total Hong Kong		574,279

IRELAND — 1.7%
Experian	420	7,118
Seagate Technology	15,106	438,829
XL Group PLC, Cl A	1,175	42,606

Total Ireland		488,553

* — Non-income producing security

Cl — Class

Winton Series Trust	Winton Global Equity Portfolio
January 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCK — continued

	Shares	Value $
ITALY — 1.1%
Mediaset	89,074	298,677
Tenaris	769	7,983

Total Italy		306,660

JAPAN — 10.8%
Bridgestone Corp	200	7,273
Canon	1,400	39,015
Daiwa Securities Group	14,000	88,399
FUJIFILM Holdings	8,600	332,408
Isuzu Motors	8,900	89,786
ITOCHU	23,200	273,253
Konica Minolta	2,900	24,338
Mitsubishi	13,700	219,613
Mitsubishi UFJ Financial Group	22,100	113,662
Mitsui	10,000	113,645
Mizuho Financial Group	153,200	264,704
MS&AD Insurance Group Holdings	600	16,288
Nikon	22,900	338,456
Nippon Telegraph & Telephone	5,300	223,471
Nitori Holdings	1,100	89,279
NOK	10,123	209,609
Nomura Holdings	15,500	84,915
Obayashi	6,000	54,112
ORIX	1,500	21,463
Panasonic	800	7,525
Rohm	800	36,337
Shinsei Bank	20,000	31,261
Shionogi	1,400	61,090
Sompo Japan Nipponkoa Holdings	200	5,934
Sumitomo Chemical	37,000	187,888
Sumitomo Mitsui Financial Group	3,700	123,956

Winton Series Trust	Winton Global Equity Portfolio
January 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCK — continued

	Shares	Value $
JAPAN (continued)
Sumitomo Mitsui Trust Holdings	4,000	12,801
Taisei	1,000	6,230
Tokio Marine Holdings	200	7,163
Yamada Denki	3,800	18,467

Total Japan		3,102,341

LUXEMBOURG — 0.5%
SES ADR	5,199	135,631

Total Luxembourg		135,631

NETHERLANDS — 0.8%
Koninklijke Ahold	9,161	207,811
PostNL NV*	1,901	6,918

Total Netherlands		214,729

NORWAY — 0.2%
Yara International	1,358	51,375

Total Norway		51,375

SINGAPORE — 1.2%
Singapore Telecommunications	69,800	173,960
Yangzijiang Shipbuilding Holdings	238,363	157,217

Total Singapore		331,177

SWEDEN — 1.2%
Boliden	8,735	121,424
Electrolux	1,674	36,388
Investor, Cl B	4,291	143,716

* — Non-income producing security

ADR — American Depositary Receipt

Cl — Class

Winton Series Trust	Winton Global Equity Portfolio
January 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCK — continued

	Shares	Value $
SWEDEN (continued)
Telefonaktiebolaget LM Ericsson, Cl B	3,432	30,460

Total Sweden		331,988

SWITZERLAND — 1.5%
Swiss Life Holding	658	167,439
Swiss Re	2,715	252,020

Total Switzerland		419,459

UNITED KINGDOM — 8.6%
3i Group	21,473	134,973
British Land ‡	15,813	166,733
Daily Mail & General Trust PLC, Cl A	2,995	28,832
Kingfisher	40,716	189,408
Ladbrokes	79,000	143,594
Land Securities Group ‡	3,467	54,375
Marks & Spencer Group	25,432	154,510
Next PLC	803	79,204
Persimmon	25,739	752,338
Segro ‡	12,256	76,311
Shire	4,089	229,041
Sky PLC	16,207	249,966
Vodafone Group	36,074	115,176
William Hill	18,218	101,175

Total United Kingdom		2,475,636

UNITED STATES — 41.5%

Consumer Discretionary — 12.2%
Abercrombie & Fitch, Cl A	1,560	40,934
AutoZone *	10	7,674
Bed Bath & Beyond *	2,918	125,970

* — Non-income producing security

‡ — Real Estate Investment Trust

Cl — Class

Winton Series Trust	Winton Global Equity Portfolio
January 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCK — continued

	Shares	Value $
UNITED STATES (continued)
Consumer Discretionary (continued)
Best Buy	19,091	533,212
Cablevision Systems, Cl A	1,301	41,515
Coach	1,473	54,574
Comcast, Cl A	223	12,423
Dollar General	94	7,056
Dollar Tree *	667	54,241
DR Horton	4,642	127,701
Expedia	792	80,024
Fossil Group *	2,043	66,602
GameStop, Cl A	6,656	174,454
Gap	5,378	132,944
Goodyear Tire & Rubber	10,081	286,401
Graham Holdings, Cl B	339	164,310
H&R Block	219	7,457
Hasbro	1,081	80,297
Kohl’s	6,680	332,330
L Brands	290	27,884
Lennar, Cl A	478	20,148
Macy’s	2,747	111,006
Netflix *	712	65,390
PulteGroup	15,795	264,724
Ross Stores	322	18,116
Scripps Networks Interactive, Cl A	1,773	108,100
Staples	14,407	128,510
Target	958	69,378
TEGNA	10,785	258,948
Twenty-First Century Fox, Cl A	2,491	67,182
Walt Disney	349	33,441

		3,502,946

* — Non-income producing security

Cl — Class

Winton Series Trust	Winton Global Equity Portfolio
January 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCK — continued

	Shares	Value $
UNITED STATES (continued)

Consumer Staples — 1.7%
Archer-Daniels-Midland	9,773	345,476
Dean Foods	2,246	44,875
Reynolds American	271	13,536
Tyson Foods, Cl A	1,048	55,921
Walgreens Boots Alliance	91	7,255
Wal-Mart Stores	323	21,434

		488,497

Energy — 2.1%
Tesoro	411	35,859
Valero Energy	8,248	559,792

		595,651

Financials — 1.2%
Aflac	216	12,519
Allstate	1,972	119,503
American International Group	114	6,439
Aon	476	41,807
Capital One Financial	84	5,512
CBRE Group, Cl A *	1,241	34,711
Discover Financial Services	949	43,455
Fifth Third Bancorp	303	4,787
Goldman Sachs Group	99	15,995
Huntington Bancshares	969	8,314
KeyCorp	1,708	19,061
Leucadia National	627	10,383
Northern Trust	253	15,706
Wells Fargo	168	8,439

		346,631

Health Care — 6.6%
Abbott Laboratories	386	14,610

* — Non-income producing security

Cl — Class

Winton Series Trust	Winton Global Equity Portfolio
January 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCK — continued

	Shares	Value $
UNITED STATES (continued)

Health Care (continued)
AbbVie	286	15,702
Aetna	860	87,582
AmerisourceBergen, Cl A	64	5,732
Amgen	681	104,009
Anthem	2,406	313,959
Boston Scientific *	770	13,498
Cardinal Health	318	25,876
Cigna	53	7,081
Edwards Lifesciences *	8,464	661,970
Eli Lilly	476	37,652
Gilead Sciences	4,538	376,654
Humana	985	160,348
Merck	124	6,283
Pfizer	719	21,922
Stryker	88	8,725
UnitedHealth Group	295	33,972

		1,895,575

Industrials — 0.3%
Masco	817	21,561
Southwest Airlines	2,039	76,707

		98,268

Information Technology — 16.3%
Accenture, Cl A	146	15,409
Apple	3,618	352,176
Cisco Systems	7,212	171,573
Citrix Systems *	872	61,441
Cognizant Technology Solutions, Cl A *	406	25,704
Computer Sciences	1,057	33,898
Corning	30,252	562,990

* — Non-income producing security

Cl — Class

Winton Series Trust	Winton Global Equity Portfolio
January 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCK — continued

	Shares	Value $
UNITED STATES (continued)

Information Technology (continued)
eBay *	7,038	165,111
Electronic Arts *	3,729	240,688
EMC Corporation	6,728	166,652
First Solar *	6,417	440,591
FLIR Systems	225	6,579
HP	9,215	89,478
Intel	10,523	326,424
International Business Machines	3,832	478,195
Intuit	235	22,445
Leidos Holdings	176	8,117
Micron Technology *	29,687	327,448
Microsoft	2,189	120,592
NetApp	506	11,097
NVIDIA	10,736	314,457
Oracle	2,514	91,284
SanDisk	371	26,230
Total System Services	1,678	67,388
Western Digital	2,748	131,849
Western Union	16,080	286,867
Xerox	16,614	161,987

		4,706,670

Materials — 1.2%
LyondellBasell Industries, Cl A	4,286	334,179

Total United States		11,968,417

* — Non-income producing security

Cl — Class

Winton Series Trust	Winton Global Equity Portfolio
January 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCK — continued

Value $
Total Common Stock
(Cost $29,093,379)	27,233,678

Total Investments— 94.5%
(Cost $29,093,379)	27,233,678

Percentages are based on net assets of $28,816,254.

For the period ended January 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2016, there were no transfers between Levels.

For the period ended January 31, 2016, there were no Level 2 or 3 investments.

At January 31, 2016, the tax basis cost of the Fund’s investments was $29,093,379. The Fund’s investments had unrealized appreciation of $1,132,702 and unrealized depreciation of $(2,992,403).

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

WIN-QH-001-0300

Item 2.  Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Winton Series Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 25, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 25, 2016